Teva Agreement (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Deferred Revenue, Revenue Recognized	$ 48,000	$ 574,000	$ 724,000	$ 194,000